Gain on Divestment of An Equity Investee (Details) - SHPL $ in Thousands, ¥ in Millions			12 Months Ended
	Apr. 25, 2025 USD ($)	Apr. 25, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Apr. 24, 2025
Gain on Divestment of an Equity Investee
Divestment of ownership (as a percent)	45.00%	45.00%	45.00%
Equity interest (as a percent)			5.00%	50.00%
Proceeds received from divestment	$ 608,500	¥ 4,500	$ 608,503
Provision for profit guarantee included in other non-current liabilities			$ 80,000
Parent company of Co-Venturer
Gain on Divestment of an Equity Investee
Divestment of ownership (as a percent)	10.00%	10.00%
PE Buyers
Gain on Divestment of an Equity Investee
Divestment of ownership (as a percent)	35.00%	35.00%
Guaranteed profit growth targets period	3 years	3 years
Capped compensation payment upon guaranteed profit growth targets	$ 94,600	¥ 696